REVENUE - Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [Line Items]
Total royalty revenue	$ 11,575	$ 5,725
Other fixed royalty payments	164	157
Total revenue	11,739	5,882
Tocantinzinho [Member]
Revenue [Line Items]
Total royalty revenue	4,501	1,116
Wharf [Member]
Revenue [Line Items]
Total royalty revenue	2,828	1,622
Aranzazu [Member]
Revenue [Line Items]
Total royalty revenue	2,324	1,856
Endeavor [Member]
Revenue [Line Items]
Total royalty revenue	966	0
La Guitarra [Member]
Revenue [Line Items]
Total royalty revenue	457	115
La Encantada [Member]
Revenue [Line Items]
Total royalty revenue	441	415
El Realito [Member]
Revenue [Line Items]
Total royalty revenue	0	601
Other [Member]
Revenue [Line Items]
Total royalty revenue	$ 58	$ 0